Research and development expenses	12 Months Ended
Dec. 31, 2021
Research And Development Expense [Abstract]
Research and development expenses	Research and development expenses

	For the year ended December 31,
In thousands of USD	2021	2020	2019
Employee expenses	14,374	5,398	2,406
Services expenses (i)	31,236	15,855	6,162
Material expenses (i)	3,776	3,368	2,017
License and IP expenses (ii)	557	24	53
Consulting expenses (iii)	6,921	5,280	3,287
Change in contingent consideration liabilities (Note 19)	(6,870)	12,938	1,991
Depreciation and amortization expenses	186	172	64
Total	50,180	43,035	15,980
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(i)Services and material expenses include services from third parties.
(ii)License and intellectual property (“IP”) expenses mainly include legal cost in relation to IP.
(iii)Consulting expenses include services of the scientific advisory and consultants who are not directly employed by the Group.